OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE (Details) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023
Note 6. 2. 1 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	$ 1,178,859	$ 2,192,372
Advances	982,758		1,170,101
Accrued interest	30,755		8,758
Balance – September 30, 2024	2,192,372		1,178,859
Current portion
Non-current portion	2,192,372
Note 6. 2. 2 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	251,667	256,750
Advances			250,000
Accrued interest	5,083		1,667
Balance – September 30, 2024	256,750		251,667
Current portion
Non-current portion	256,750
Total [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	1,430,526	2,449,122
Advances	982,758	5,897,141	1,420,101
Accrued interest	35,838	476,396	10,425
Repayments		(428,376)
Balance – September 30, 2024	2,449,122	8,394,283	1,430,526
Current portion		4,296,264
Non-current portion	2,449,122	4,098,019
Note 6. 3. 1 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	1,178,860	2,192,372
Advances	982,757	1,847,141
Accrued interest	30,755	337,548
Repayments		(161,959)
Balance – September 30, 2024	2,192,372	4,215,102	1,178,860
Current portion		1,333,333
Non-current portion		2,881,769
Note 6. 3. 2 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	251,667	256,750
Advances
Accrued interest	5,083	9,667
Repayments		(266,417)
Balance – September 30, 2024	256,750		251,667
Current portion
Non-current portion
Note 6. 3. 3 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023
Advances		1,150,000
Accrued interest		66,250
Repayments
Balance – September 30, 2024		1,216,250
Current portion
Non-current portion		1,216,250
Note 6. 3. 4 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023
Advances		400,000
Accrued interest		23,410
Repayments
Balance – September 30, 2024		423,410
Current portion		423,410
Non-current portion
Note 6. 3. 5 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023
Advances		2,500,000
Accrued interest		39,521
Repayments
Balance – September 30, 2024		2,539,521
Current portion		2,539,521
Non-current portion